Share Purchase Warrants (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of warrants, beginning balance	166,517,918	4,527,614	3,899,673
Number of warrants, issued	0		775,000
Number of warrants, Adjusted for triggered down-round provisions	0	315,521,528	0.00
Number of warrants, exercised	0	(96,957,101)
Number of warrants, expired	0	(56,574,123)	(147,059)
Number of warrants, ending balance	166,517,918	166,517,918	4,527,614
Weighted average exercise price, beginning balance	$ 0	$ 0.18	$ 0.20
Weighted average exercise price, issued	0	0	0.10
Weighted average exercise price, adjusted for triggered down-round provisions	0	0.00
Weighted average exercise price, exercised	0	0.00
Weighted average exercise price, expired	0	0.00	0.35
Weighted average exercise price, ending balance	$ 0	$ 0	$ 0.18